Summary of Significant Accounting Policies - Credit Losses (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
OTTI on AFS debt securities (Note 5)			$ 4,943,000	$ 0			$ 12,621,000	$ 13,726,000	$ 0
Bad debt expense on related party receivable (Note 9)			4,440,000	0			6,723,000	5,029,000	0
Bad debt expense on other receivables			0	0			1,236,000	0	0
Provision for credit losses	$ 0	$ (10,000)	$ 9,383,000	$ 0	$ 0	$ 18,781,000	$ 20,580,000	$ 18,755,000	$ 0